EQUITY (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Beginning balance	$ 61,768	¥ 450,782	$ 61,768	¥ 450,782
Ending balance	61,768	450,782	61,768	450,782
Other Capital Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	103,970	758,775	100,756	735,319
Issuance of shares	1,809	13,207
Deemed distribution to the controlling shareholder			2,793	20,382
Equity-settled share-based payment	66	483	421	3,074
Ending balance	$ 105,845	¥ 772,465	$ 103,970	¥ 758,775